Acquisitions	12 Months Ended
Apr. 30, 2013
Acquisitions [Abstract]
Acquisitions
NOTE 2	ACQUISITIONS

On January 3, 2012, we completed the acquisition of a majority of the North American foodservice coffee and hot beverage business of Sara Lee Corporation, including a liquid coffee manufacturing facility in Suffolk, Virginia, for $420.6 in an all-cash transaction. Utilizing proceeds from the 3.50 percent Senior Notes issued in October 2011, we paid Sara Lee Corporation, renamed The Hillshire Brands Company, $375.6, net of a working capital adjustment, and will pay an additional $50.0 in declining installments through June 2021, to a subsidiary of D.E Master Blenders 1753 N.V., an independent public company separated from The Hillshire Brands Company. The additional $50.0 obligation was included in other current liabilities and other noncurrent liabilities in the Consolidated Balance Sheets and was recognized at a present value of $45.0 as of the date of acquisition. During 2013, $10.0 was paid and included in other – net financing on the Statement of Consolidated Cash Flows.

Total one-time costs related to the acquisition are estimated to be approximately $28.0, consisting primarily of transition services provided by Sara Lee Corporation and employee separation and relocation costs, nearly all of which are cash related. We have incurred one-time costs of $25.5 through April 30, 2013, directly related to the merger and integration of the acquired business, and the charges were reported in other restructuring and merger and integration costs in the Statements of Consolidated Income. We incurred one-time costs of $11.3 in 2013 and we expect the remainder of the costs to be incurred through 2014.

The acquisition included the market-leading liquid coffee concentrate business sold under the licensed Douwe Egberts® brand, along with a variety of roast and ground coffee, cappuccino, tea, and cocoa products, sold through foodservice channels in North America. Liquid coffee concentrate adds a unique, high-quality, and technology-driven form of coffee to our existing foodservice product offering.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and our own estimates. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Cash and cash equivalents	$1.2
Other current assets	42.6
Property, plant, and equipment	92.8
Goodwill	149.9
Intangible assets	138.9
Other noncurrent assets	0.9

Total assets acquired	$426.3

Liabilities assumed:
Current liabilities	$3.6
Noncurrent liabilities	2.1

Total liabilities assumed	$5.7

Net assets acquired	$420.6

Of the total goodwill assigned to the International, Foodservice, and Natural Foods segment, $133.6 is deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (10-year useful life)	$92.0
Technology (10-year useful life)	23.8
Trademarks (6-year weighted-average useful life)	23.1

Total intangible assets	$138.9

On May 16, 2011, we completed the acquisition of the coffee brands and business operations of Rowland Coffee Roasters, Inc. (“Rowland Coffee”), a privately-held company headquartered in Miami, Florida, for $362.8. The acquisition included a manufacturing, distribution, and office facility in Miami. We utilized cash on hand and borrowed $180.0 under our revolving credit facility to fund the transaction. In addition, we incurred one-time costs of $13.4 through April 30, 2013, directly related to the merger and integration of Rowland Coffee, which includes approximately $6.0 in noncash expense items that were reported in cost of products sold – restructuring and merger and integration. The remaining charges were reported in other restructuring and merger and integration costs in the Statements of Consolidated Income. Total one-time costs related to the acquisition are estimated to be approximately $25.0, including approximately $10.0 of noncash charges, primarily accelerated depreciation, associated with consolidating coffee production currently in Miami into our existing facilities in New Orleans, Louisiana. We incurred one-time costs of $2.7 in 2013 and we expect the remainder of the costs to be incurred through 2015.

The acquisition of Rowland Coffee, a leading producer of espresso coffee in the U.S., strengthens and broadens our leadership in the U.S. retail coffee category by adding the leading Hispanic brands, Café Bustelo and Café Pilon, to our portfolio of brands.

The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. We determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and our own estimates. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and, as such, the excess was allocated to goodwill. The amount allocated to goodwill was primarily attributable to anticipated synergies and market expansion. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Current assets	$34.0
Property, plant, and equipment	29.2
Goodwill	91.7
Intangible assets	213.5

Total assets acquired	$368.4

Liabilities assumed:
Current liabilities	$5.6

Total liabilities assumed	$5.6

Net assets acquired	$362.8

Goodwill of $84.8 and $6.9 was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively. Of the total goodwill, $82.4 is deductible for income tax purposes.

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147.8
Trademark (10-year useful life)	1.6
Intangible assets with indefinite lives:
Trademarks	64.1

Total intangible assets	$213.5